Note 2 - Fair Value Measurements	6 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 2. Fair Value Measurements

FASB Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures,” defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company does not have any liabilities that are measured at fair value on a recurring basis. All assets that are measured at fair value on a recurring basis have been segregated into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date. These assets measured at fair value are summarized below (in thousands):

	As of December 31, 2013
	(unaudited)
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$3,841	$—	$—	$3,841
Short-term investments:
Corporate debt securities	—	1,670	—	1,670

Total assets at fair value	$3,841	$1,670	$—	$5,511

	As of June 30, 2013
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$5,462	$—	$—	$5,462
Short-term investments:
Corporate debt securities	—	5,522	—	5,522
Commercial paper	—	500	—	500

Total assets at fair value	$5,462	$6,022	$—	$11,484

	As of June 30, 2012
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$6,805	$—	$—	$6,805
Commercial paper	—	500	—	500
Short-term investments:
Corporate debt securities	—	4,243	—	4,243
Commercial paper	—	999	—	999
Certificates of deposits	—	931	—	931

Total assets at fair value	$6,805	$6,673	$—	$13,478

Funds held in money market instruments, are included in Level 1 as their fair values are based on market prices/quotes for identical assets in active markets.

Corporate debt securities, commercial papers, federal agency bonds and certificates of deposits are valued primarily using market prices comparable securities, bid/ask quotes, interest rate yields, and prepayment spreads and are included in Level 2.

As of December 31, 2013, June 30, 2013 and 2012, the Company’s material financial assets and liabilities not carried at fair value except for its note payable, including its trade accounts receivable and accounts payable, are reported at their current carrying values which approximate fair value given the short term nature of these instruments that have maturity dates of less than one year. As of December 31, 2013, June 30, 2013 and 2012, the Company’s note payable was reported at its current carrying value which approximates fair value based on Level 3 unobservable inputs involving discounted cash flows and the estimated market rate of borrowing that could be obtained by companies with credit risk similar to the Company’s.